ASSETS HELD FOR SALE - Assets and liabilites classified as held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Assets held for sale	$ 352	$ 920
Liabilities directly associated with assets held for sale	137	533
Cash and cash equivalents
Statement [Line Items]
Assets held for sale	14	8
Restricted cash
Statement [Line Items]
Assets held for sale	22	47
Trade receivables and other current assets
Statement [Line Items]
Assets held for sale	13	28
Property, plant and equipment, at fair value
Statement [Line Items]
Assets held for sale	303	749
Goodwill
Statement [Line Items]
Assets held for sale	0	22
Other long-term assets
Statement [Line Items]
Assets held for sale	0	66
Current liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	18	23
Non-recourse borrowings
Statement [Line Items]
Liabilities directly associated with assets held for sale	73	360
Other long-term liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	$ 46	$ 150